Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000000078 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000078 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000078 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000078 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000078 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000078 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000078 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000078 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000078 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000078 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000078 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000000078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000000084 | PennyMac Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000084 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000084 | Matador Resources Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000084 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Strategic Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Select Medical Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Terreno Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000084 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000000084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050277 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000050277 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050277 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050277 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050277 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050277 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050277 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050277 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050277 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050277 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050277 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000050277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050277 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050277 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000050277 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050277 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000050277 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000050277 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000050283 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000050283 | Citigroup Global Markets, Inc. Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000050283 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000050283 | BNP Paribas SA Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000050283 | Canadian Imperial Bank of Commerce Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050283 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050283 | Saudi International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050283 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050283 | European Union
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050283 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050283 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000050283 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000050283 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050283 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050283 | Bank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050283 | Governments
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000050283 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000050283 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000000076 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000076 | The TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000076 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000076 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000076 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000076 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000076 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000076 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000076 | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000076 | Dover Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000076 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000076 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000076 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000076 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000076 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000076 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000076 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000076 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000076 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000076 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000076 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000000076 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000050279 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050279 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050279 | Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Allegheny Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Robert Half International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050279 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050279 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050279 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050279 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000050279 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050279 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000050279 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050279 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000050279 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050279 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000050279 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000000081 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000081 | CCO Holdings LLC / CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000081 | HUB International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000081 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000081 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | CSC Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | EQM Midstream Partners LP
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Garda World Security Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Clarios Global LP / Clarios US Finance Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000081 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000081 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000081 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000081 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000081 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000081 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000081 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000081 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000081 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000081 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000085 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000085 | CyberArk Software, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000085 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000085 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000085 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000085 | PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | WEX, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | NVR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000085 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000085 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000085 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000000085 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000000085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000085 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000000082 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000082 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000082 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000000082 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000082 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000000082 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000082 | Government National Mortgage Association TBA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000082 | John Deere Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000082 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000082 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000082 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000000082 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000082 | Governments
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000000082 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000000082 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000000087 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000087 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000087 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000087 | Holcim, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000087 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000087 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000087 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000087 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000087 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000087 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000087 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000087 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000000087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000087 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000087 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000087 | China
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000087 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000087 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000087 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000087 | United States
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000000087 | Other
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000088 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000088 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000088 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000088 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000088 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000088 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000088 | Koninklijke Ahold Delhaize NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000088 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000088 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000088 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000088 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000088 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000088 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000000088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000091 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000091 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000091 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000091 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000091 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000091 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000091 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000091 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000091 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000091 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000091 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000091 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000091 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000091 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000091 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000000091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000050276 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050276 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050276 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050276 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000050276 | Canadian Government Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050276 | Barton Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050276 | LMA SA / LMA Americas LLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050276 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050276 | Deutsche Bundesrepublik Inflation Linked Bond
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050276 | Tennessee Valley Authority
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050276 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000050276 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000050276 | Governments
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000050276 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000050276 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000090 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000090 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000090 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000090 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000090 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000090 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000090 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000090 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000090 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000090 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000090 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000000090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000000075 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000075 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000075 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000075 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000075 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000075 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000075 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000075 | The TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000075 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000075 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000000086 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000086 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000086 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000086 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000086 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000086 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000086 | Atlas Copco AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000086 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000086 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000086 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000086 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000000086 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000000086 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000086 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000086 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000086 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000086 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000000086 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000086 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000086 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000086 | Other
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000050281 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000050281 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050281 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050281 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050281 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050281 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050281 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050281 | Governments
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000050281 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000050281 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000000077 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000077 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000077 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000077 | News Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000077 | TotalEnergies SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000077 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000077 | Chubb, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000077 | American International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000077 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000077 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000077 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000000077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000089 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000089 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000089 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000089 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000089 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000089 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000089 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000000089 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000089 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000089 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000089 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000089 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050278 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050278 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050278 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050278 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050278 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050278 | Hitachi, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050278 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050278 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050278 | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050278 | Euronext NV
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050278 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050278 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000050278 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050278 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000050278 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000050278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000050278 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000050278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000050278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050278 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000050278 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000050278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000050278 | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050278 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050278 | Other
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000050282 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050282 | Citigroup Global Markets, Inc. Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000050282 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	114.30%
C000050282 | BNP Paribas SA Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050282 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050282 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000050282 | Deutsche Bank AG Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050282 | Resolution Funding Corp. Stripped
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050282 | Federal Home Loan Mortgage Corp., Series 4092, Class AY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050282 | Federal Home Loan Mortgage Corp., Series 4387, Class AZ
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050282 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(48.30%)
C000050282 | Governments
Holdings [Line Items]
Percent of Net Asset Value	125.50%
C000050282 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000050282 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000050275 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050275 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050275 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050275 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050275 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050275 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050275 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050275 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050275 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050275 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000050275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000050275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000050275 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000050275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000050275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000074 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000074 | Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000074 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000074 | Verra Mobility Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000074 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000074 | Cabot Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Fluor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Haemonetics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000074 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000074 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000000074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000074 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000000074 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050280 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000050280 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050280 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050280 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050280 | Power Grid Corp. of India, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050280 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050280 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050280 | Kaspi.KZ Joint Stock Co., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050280 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050280 | SBI Life Insurance Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050280 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000050280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000050280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000050280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000050280 | China
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000050280 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050280 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000050280 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000050280 | India
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050280 | Other
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000000080 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000000080 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000080 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000080 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000080 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000080 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000080 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000080 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000080 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000080 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000080 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000080 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000080 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000080 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000000080 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000000079 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000000079 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000079 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000079 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000079 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000079 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000079 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000079 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000079 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000079 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000079 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000079 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000000079 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000000083 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000083 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000000083 | US Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.40%